EARNINGS PER SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARES
Net income attribute to the Company	$ 11,089,170	$ 10,379,453	$ 5,345,311
Weighted average ordinary shares outstanding - basic and diluted	19,791,110	19,791,110	19,791,110
Basic and diluted earnings per share	$ 0.56	$ 0.52	$ 0.27